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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

May 7, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC 20549


Subj: SECURITY VARILIFE SEPARATE ACCOUNT (SECURITY ELITE BENEFIT) File No.: 33-77322


Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) of the Securities Act of 1933, please accept this letter as certification that the Security Elite Benefit Prospectus does not differ from that contained in Post-Effective Amendment No. 6 to the Registration Statement filed under the Securities Act of 1933. This Post-Effective Amendment was filed electronically April 30, 1999.

Please contact me at (785) 431-3226 if you have any questions concerning this filing.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company